Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 805,834	$ 764	$ 657,993	$ 126,165	$ (1,765)	$ 22,677
Beginning Balance (in shares) at Dec. 31, 2010		76,443,926
Net income	93,439			93,439
Cumulative translation adjustment	1,644					1,644
Issuance of common stock:
Exercise of stock options (in shares)	891,052	891,052
Exercise of stock options	15,087	8	15,079
Expense related to employee stock options	1,156		1,156
Excess tax benefit from share-based compensation	4,765		4,765
Purchase of treasury shares (in shares)	(203,019)	(203,019)
Purchase of treasury shares	(5,581)	(2)	2		(5,581)
Vested restricted stock (in shares)		759,450
Vested restricted stock		8	(8)
Amortization of non-vested restricted stock	5,187		5,187
Ending Balance at Jun. 30, 2011	$ 921,531	$ 778	$ 684,174	$ 219,604	$ (7,346)	$ 24,321
Ending Balance (in shares) at Jun. 30, 2011		77,891,409